Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000151917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000151917 | Other
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000201707 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	58.60%
Percent of Total Long Exposure	33.30%
Percent of Total Short Exposure	25.40%
Percent of Net Long Exposure	7.90%
C000201707 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	5.50%
Percent of Net Long Exposure	(4.40%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	18.10%
Percent of Total Long Exposure	18.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	18.10%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	334.50%
Percent of Total Long Exposure	140.10%
Percent of Total Short Exposure	194.40%
Percent of Net Long Exposure	(54.40%)
C000201707 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	66.10%
Percent of Total Long Exposure	64.80%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	63.40%
C000201707 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.50%
Percent of Net Long Exposure	(13.50%)
C000201707 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	(13.00%)
C000201707 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.40%
C000201707 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.40%
C000201707 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	90.90%
Percent of Total Long Exposure	90.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	90.90%
C000201707 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	51.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	51.20%
C000169918 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	58.60%
Percent of Total Long Exposure	33.30%
Percent of Total Short Exposure	25.40%
Percent of Net Long Exposure	7.90%
C000169918 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	5.50%
Percent of Net Long Exposure	(4.40%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	18.10%
Percent of Total Long Exposure	18.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	18.10%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	334.50%
Percent of Total Long Exposure	140.10%
Percent of Total Short Exposure	194.40%
Percent of Net Long Exposure	(54.40%)
C000169918 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	66.10%
Percent of Total Long Exposure	64.80%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	63.40%
C000169918 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.50%
Percent of Net Long Exposure	(13.50%)
C000169918 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	(13.00%)
C000169918 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.40%
C000169918 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.40%
C000169918 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	90.90%
Percent of Total Long Exposure	90.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	90.90%
C000169918 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	51.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	51.20%
C000226253 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	36.50%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	15.40%
Percent of Net Long Exposure	5.70%
C000226253 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	316.90%
Percent of Total Long Exposure	131.30%
Percent of Total Short Exposure	185.50%
Percent of Net Long Exposure	(54.20%)
C000226253 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	46.50%
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	46.50%
C000226253 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.50%
Percent of Net Long Exposure	(13.50%)
C000226253 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.10%
Percent of Net Long Exposure	(13.10%)
C000226253 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000226253 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000226253 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.30%
Percent of Total Long Exposure	94.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.30%
C000226253 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000226252 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	36.50%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	15.40%
Percent of Net Long Exposure	5.70%
C000226252 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	316.90%
Percent of Total Long Exposure	131.30%
Percent of Total Short Exposure	185.50%
Percent of Net Long Exposure	(54.20%)
C000226252 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	46.50%
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	46.50%
C000226252 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.50%
Percent of Net Long Exposure	(13.50%)
C000226252 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.10%
Percent of Net Long Exposure	(13.10%)
C000226252 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000226252 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000226252 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.30%
Percent of Total Long Exposure	94.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.30%
C000226252 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000201713 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000201713 | Asset Report 4 ColumnEUR 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000201713 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	6.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.90%
C000201713 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.90%)
C000201713 | Asset Report 4 ColumnGerman Bond Future Options
Holdings [Line Items]
Percent of Total Investments	2.30%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000201713 | Asset Report 4 ColumnINRUSD
Holdings [Line Items]
Percent of Total Investments	6.20%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	6.20%
Percent of Net Long Exposure	(6.20%)
C000201713 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	54.20%
Percent of Total Long Exposure	54.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	54.20%
C000201713 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000201713 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000201713 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000201713 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000201713 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000201713 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000201713 | Asset Report 4 ColumnUS Real Estate Sector Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000201713 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000196984 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000196984 | Asset Report 4 ColumnEUR 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000196984 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	6.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.90%
C000196984 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.90%)
C000196984 | Asset Report 4 ColumnGerman Bond Future Options
Holdings [Line Items]
Percent of Total Investments	2.30%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000196984 | Asset Report 4 ColumnINRUSD
Holdings [Line Items]
Percent of Total Investments	6.20%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	6.20%
Percent of Net Long Exposure	(6.20%)
C000196984 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	54.20%
Percent of Total Long Exposure	54.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	54.20%
C000196984 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000196984 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000196984 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000196984 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000196984 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000196984 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000196984 | Asset Report 4 ColumnUS Real Estate Sector Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000196984 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000144475 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000144475 | Asset Report 4 ColumnEUR 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000144475 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	6.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.90%
C000144475 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.90%)
C000144475 | Asset Report 4 ColumnGerman Bond Future Options
Holdings [Line Items]
Percent of Total Investments	2.30%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000144475 | Asset Report 4 ColumnINRUSD
Holdings [Line Items]
Percent of Total Investments	6.20%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	6.20%
Percent of Net Long Exposure	(6.20%)
C000144475 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	54.20%
Percent of Total Long Exposure	54.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	54.20%
C000144475 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000144475 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000144475 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000144475 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000144475 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000144475 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000144475 | Asset Report 4 ColumnUS Real Estate Sector Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000144475 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%